UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5565

                          Scudder New Europe Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder New Europe Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares                   Value ($)
                                                                             -----------------------------------------------
Common Stocks 100.1%
Denmark 1.0%
TDC A/S                                                                                   29,557                  1,226,523
(Cost $1,232,245)                                                                                                ----------

Finland 2.2%
Fortum Oyj                                                                                85,544                  1,528,133
TietoEnator Oyj                                                                           40,005                  1,171,806
                                                                                                                 ----------
(Cost $2,631,170)                                                                                                 2,699,939

France 12.9%
Axa                                                                                       94,922                  2,305,145
BNP Paribas SA                                                                            49,263                  3,557,377
France Telecom SA                                                                        105,740                  3,321,110
Thomson SA                                                                                72,555                  1,842,493
Vinci SA                                                                                  17,579                  2,521,141
Vivendi Universal SA*                                                                     70,830                  2,236,020
                                                                                                                 ----------
(Cost $12,996,028)                                                                                               15,783,286

Germany 13.2%
Continental AG                                                                            39,596                  2,750,261
Deutsche Post AG                                                                          66,610                  1,552,529
E.ON AG (b)                                                                               45,300                  4,059,453
Hypo Real Estate Holdings AG*                                                             60,503                  2,396,841
Linde AG                                                                                  21,690                  1,377,061
Schering AG                                                                               36,320                  2,458,003
Wincor Nixdorf AG*                                                                        18,975                  1,519,656
                                                                                                                 ----------
(Cost $12,847,646)                                                                                               16,113,804

Greece 1.2%
Public Power Corp.                                                                        50,062                  1,457,266
(Cost $1,210,331)                                                                                                ----------

Ireland 3.4%
Grafton Group PLC*                                                                       171,580                  2,096,289
Paddy Power PLC                                                                          133,050                  2,030,234
                                                                                                                 ----------
(Cost $3,153,012)                                                                                                 4,126,523

Italy 8.3%
Assicurazioni Generali SpA                                                                86,956                  2,879,350
Eni SpA                                                                                  149,954                  3,651,153
Lottomatica SpA                                                                           52,769                  1,982,680
Mediaset SpA                                                                             118,058                  1,646,001
                                                                                                                 ----------
(Cost $7,175,826)                                                                                                10,159,184

Netherlands 4.1%
ING Groep NV                                                                             113,694                  3,280,554
Koninklijke Ahold NV*                                                                    206,125                  1,701,466
                                                                                                                 ----------
(Cost $3,709,591)                                                                                                 4,982,020

Norway 3.6%
DNB NOR ASA                                                                              145,194                  1,329,603
Norsk Hydro ASA                                                                           27,855                  2,125,781
Schibsted ASA                                                                             32,657                    899,711
                                                                                                                 ----------
(Cost $3,799,925)                                                                                                 4,355,095

Spain 5.4%
Banco Santander Central Hispano SA                                                       298,678                  3,541,998
Telefonica SA                                                                            165,059                  3,006,404
                                                                                                                 ----------
(Cost $4,951,678)                                                                                                 6,548,402

Sweden 3.9%
SKF AB "B"                                                                                42,790                  1,969,730
Telefonaktiebolaget LM Ericsson "B"* (b)                                                 502,558                  1,476,298
Volvo AB "B"                                                                              34,110                  1,384,280
                                                                                                                 ----------
(Cost $4,466,806)                                                                                                 4,830,308

Switzerland 5.9%
Clariant AG (Registered)                                                                 127,723                  2,097,069
Credit Suisse Group (Registered)*                                                         71,287                  2,875,179
Swatch Group AG "B"                                                                        9,512                  1,327,372
Syngenta AG*                                                                               9,000                    967,319
                                                                                                                 ----------
(Cost $6,354,520)                                                                                                 7,266,939

United Kingdom 35.0%
Allied Domecq PLC                                                                        237,577                  2,190,738
AstraZeneca PLC                                                                           32,310                  1,214,631
BAA PLC                                                                                  225,728                  2,653,680
Barclays PLC                                                                             194,540                  2,134,026
Bovis Homes Group PLC                                                                    127,545                  1,486,834
Cairn Energy PLC*                                                                         40,709                    852,776
Capita Group PLC                                                                         201,680                  1,361,641
Carnival PLC                                                                              24,824                  1,496,892
Corus Group PLC*                                                                       1,189,090                  1,201,713
EMAP PLC                                                                                  85,897                  1,375,262
Hays PLC                                                                                 568,685                  1,331,671
Imperial Tobacco Group PLC                                                                93,438                  2,450,327
InterContinental Hotels Group PLC                                                        147,679                  1,857,926
Land Securities Group PLC                                                                 64,570                  1,672,899
Next PLC                                                                                  62,807                  1,859,206
Reuters Group PLC                                                                        261,070                  1,960,928
Rio Tinto PLC                                                                             66,939                  2,091,702
Rolls-Royce Group PLC*                                                                   300,830                  1,477,512
SSL International PLC                                                                    207,030                  1,286,219
Standard Chartered PLC                                                                   132,048                  2,426,331
Tesco PLC                                                                                364,709                  2,114,595
Vodafone Group PLC                                                                     1,421,815                  3,680,832
Wolseley PLC                                                                             129,327                  2,681,164
                                                                                                                 ----------
(Cost $36,193,905)                                                                                               42,859,505


Total Common Stocks (Cost $100,722,683)                                                                         122,408,794
                                                                                                                 ----------
Securities Lending Collateral 5.7%
Daily Assets Fund Institutional 2.35% (c)(d)
(Cost $6,959,688)                                                                      6,959,688                  6,959,688
                                                                                                                 ----------
Cash Equivalents 0.0%
Scudder Cash Management QP Trust 2.30% (a)
(Cost $6,279)                                                                              6,279                      6,279
                                                                                                                 ----------

                                                                                            % of
                                                                                      Net Assets                   Value ($)
                                                                                      ----------                   ---------

Total Investment Portfolio  (Cost $107,688,650)                                            105.8                129,374,761
Other Assets and Liabilities, Net                                                           -5.8                 -7,076,048
                                                                                                                -----------
Net Assets                                                                                 100.0                122,298,713
                                                                                                                ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $6,626,590, which is 5.4% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.


At January 31, 2004, the Scudder New Europe Fund had the following sector diversification:
                                                                      As a % of
                                                                     Investment
Sector                                           Value ($)            Portfolio
--------------------------------------------------------------------------------
Financials                                           28,399,303           22.0%
Consumer Discretionary                               25,361,275           19.6%
Industrials                                          19,797,243           15.3%
Telecommunication Services                           11,234,869            8.7%
Consumer Staples                                      8,457,126            6.5%
Energy                                                8,157,843            6.3%
Materials                                             6,357,803            4.9%
Utilities                                             5,516,719            4.3%
Health Care                                           4,958,853            3.8%
Information Technology                                4,167,760            3.2%
                                                                     -----------
Total Common Stocks                                 122,408,794           94.6%
                                                                     -----------
Cash Equivalents                                          6,279            0.0%
Securities Lending Collateral                         6,959,688            5.4%
                                                                     -----------
Total Investment Portfolio                          129,374,761          100.0%
                                                                     -----------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder New Europe Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder New Europe Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005